Notes To The Consolidated Statements Of Cash Flows	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash Flow Information [Abstract]
Notes To The Consolidated Statements Of Cash Flows

26.	NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

(a)	Major non-cash transactions
Save as disclosed elsewhere in these consolidated financial statements, the following non-cash
transactions were recorded.
On April 10, 2019, the warrant holder exercised the warrants in full and paid an additional amount of US$10 million for 1,666,666 Class A ordinary shares which was an equity transaction, therefore, the warrant was derecognized as a financial liability and the Company recognized in equity the sum of the additional amount received from the warrant holder and the carrying amount of the warrant.

During the year ended December
31, 2020, the Group subscribed two equity linked notes for a consideration of HK$
148,671,602
issued by
the
tw
o former
 subsidiaries. The underlying securities for an equity linked note were disposed by one of the former
fellow subsidiaries, triggering a settlement of equity linked note for a consideration of HK$
195,789,033
. The Group
recognized
a gain of HK$
82,948,667

from this transaction which was settled in 2020 through the current accounts with AMTD Group under the central treasury agreement.

During the year ended December 31, 2021, the underlying securities for the other equity linked note were disposed by one of the former
fellow subsidiaries, triggering a settlement of equity linked note for a consideration of HK$181,633,667.
The Group recognized a gain related to the disposed investment of
HK$119,113,730
from this transaction which was settled through the current accounts with AMTD Group.

During the year ended December 31, 2021, the Group disposed financial assets at fair value through profit or loss of HK$196,036,584 to a former fellow
subsidiary. The Group recognized a gain related to the disposed investment of HK$
5,998,446
.
The consideration of HK$
196,036,584
was settled through the current account with AMTD Group.

During the year ended December 31, 2021, the Group purchased financial asset
s
at fair value through profit or loss of HK$163,180,000

from AMTD Group. The consideration was settled through the current accounts with AMTD Group.

During the year ended December 31, 2021, the Group repurchased 69,144,673 Class
 B ordinary shares from AMTD Group amounting to
HK$5,000,000,000.
The consideration was settled through current account with AMTD Group.

(b)	Changes in liabilities arising from financing activities

	Margin loans payable	Derivative financial liability	Convertible bond	Bank borrowings	Total
	HK$	HK$	HK$	HK$	HK$
At January 1, 2019	321,999,549	—	—	—	321,999,549
Cash flow from financing activities	(31,983,066)	20,813,810	95,995,690	—	84,826,434
Interest expenses	27,705,955	—	—	—	27,705,955

At December, 31 2019	317,722,438	20,813,810	95,995,690	—	434,531,938

Cash flow from financing activities	(330,197,734)	—	—	230,962,565	(99,235,169)
Interest expenses	12,475,296	—	7,717,348	1,317,435	21,510,079
Fair value gain recognized in profit or loss	—	(7,765,148)	—	—	(7,765,148)
Exchange alignment	—	(94,349)	(434,609)	—	(528,958)

At December 31, 2020	—	12,954,313	103,278,429	232,280,000	348,512,742

Cash flow from financing activities	—	—	—	151,263,786	151,263,786
Interest expenses	—	—	8,085,419	4,740,504	12,825,923
Exchange alignment	—	798,360	606,536	586,210	1,991,106

At December 31, 2021	—	13,752,673	111,970,384	388,870,500	514,593,557

(c)	Changes in balances with related parties

	For the year ended December 31, 2019
	Related company HK$	Fellow subsidiaries HK$	Immediate holding company HK$
Investing activities	—	—	(2,957,926,150)

Net cash outflow	—	—	(2,957,926,150)

	For the year ended December 31, 2020
	Related company HK$	Fellow subsidiaries HK$	Immediate holding company HK$
Investing activities	—	—	(3,581,230,632)

Net cash outflow	—	—	(3,581,230,632)

	For the year ended December 31, 2021
	Related company HK$	Fellow subsidiaries HK$	Immediate holding company HK$
Investing activities	—	—	(348,701,497)

Net cash outflow	—	—	(348,701,497)